UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Global Investment Servicing
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      NUMBER OF       MARKET
                                                                        SHARES        VALUE
                                                                     -----------   -----------
COMMON STOCK - 60.1%
AEROSPACE & DEFENSE - 1.4%
Honeywell International, Inc. ....................................        25,000   $   919,000
                                                                                   -----------
BANKS - 4.6%
JPMorgan Chase & Company .........................................        60,000     2,607,600
Wells Fargo & Company ............................................        20,000       550,400
                                                                                   -----------
                                                                                     3,158,000
                                                                                   -----------
BEVERAGES - 0.8%
PepsiCo, Inc. ....................................................        10,000       566,700
                                                                                   -----------
COMPUTERS & PERIPHERALS - 1.3%
Hewlett-Packard Company ..........................................        20,000       897,800
                                                                                   -----------
ELECTRICAL EQUIPMENT - 1.6%
Emerson Electric Company .........................................        30,000     1,106,100
                                                                                   -----------
ENERGY - 12.8%
Copano Energy LLC (A) ............................................        25,000       388,250
Energy Transfer Partners LP (A) ..................................        62,500     2,533,750
Enterprise Products Partners LP (A) ..............................        20,000       540,000
Exxon Mobil Corporation ..........................................        33,000     2,281,950
General Maritime Corporation .....................................       100,500       798,975
Occidental Petroleum Corporation .................................        30,000     2,193,000
                                                                                   -----------
                                                                                     8,735,925
                                                                                   -----------
FINANCIAL - 7.7%
ACE Limited ......................................................        30,000     1,565,400
Bank of New York Mellon Corporation ..............................        10,000       296,100
Lincoln National Corporation .....................................        26,700       673,908
MetLife, Inc. ....................................................        60,000     2,265,600
Star Asia Financial Limited * + (B) (C) ..........................        15,000       449,850
                                                                                   -----------
                                                                                     5,250,858
                                                                                   -----------
HEALTHCARE - 6.3%
Abbott Laboratories ..............................................        10,000       452,300
Bristol-Myers Squibb Company .....................................        10,000       221,300

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      NUMBER OF       MARKET
                                                                        SHARES        VALUE
                                                                     -----------   -----------
COMMON STOCK (CONTINUED)
HEALTHCARE (CONTINUED)
Merck & Company, Inc. ............................................        40,000   $ 1,297,200
Pfizer, Inc. .....................................................       140,000     2,338,000
                                                                                   -----------
                                                                                     4,308,800
                                                                                   -----------
HOTELS, RESTAURANTS & LEISURE - 1.0%
Darden Restaurants, Inc. .........................................        20,000       658,600
                                                                                   -----------
INDUSTRIAL CONGLOMERATES - 2.1%
3M Company .......................................................        20,000     1,442,000
                                                                                   -----------
MULTILINE RETAIL - 3.3%
JC Penney Company, Inc. ..........................................        30,000       901,200
Target Corporation ...............................................        28,000     1,316,000
                                                                                   -----------
                                                                                     2,217,200
                                                                                   -----------
REAL ESTATE INVESTMENT TRUSTS - 6.0%
Annaly Capital Management, Inc. ..................................       120,000     2,080,800
Hatteras Financial Corporation ...................................        30,000       896,700
MFA Mortgage Investments, Inc. ...................................       137,700     1,090,584
                                                                                   -----------
                                                                                     4,068,084
                                                                                   -----------
ROAD & RAIL - 0.9%
Union Pacific Corporation ........................................        10,000       598,100
                                                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
Microchip Technology, Inc. .......................................        35,000       929,250
                                                                                   -----------
SPECIALTY RETAIL - 1.5%
Limited Brands, Inc. .............................................        70,000     1,044,400
                                                                                   -----------
TELECOMMUNICATIONS - 6.9%
AT&T, Inc. .......................................................       100,000     2,605,000
Frontier Communications Corporation ..............................       125,000       888,750
Verizon Communications, Inc. .....................................        40,000     1,241,600
                                                                                   -----------
                                                                                     4,735,350
                                                                                   -----------

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      NUMBER OF       MARKET
                                                                        SHARES        VALUE
                                                                     -----------   -----------
COMMON STOCK (CONTINUED)
TRANSPORTATION - 0.5%
Seaspan Corporation ..............................................        50,000   $   338,500
                                                                                   -----------
TOTAL COMMON STOCK (COST $42,263,083) ............................                  40,974,667
                                                                                   -----------
EXCHANGE TRADED FUNDS - 2.2%
SPDR KBW Bank ....................................................        65,000     1,529,450
                                                                                   -----------
TOTAL EXCHANGE TRADED FUNDS (COST $871,731) ......................                   1,529,450
                                                                                   -----------
PREFERRED STOCK - 1.7%
FINANCIAL - 1.1%
Solar Cayman Limited * + (B) (C) .................................        80,000       746,400
                                                                                   -----------
REAL ESTATE INVESTMENT TRUSTS - 0.6%
FelCor Lodging Trust, Inc. .......................................        40,000       440,000
                                                                                   -----------
TOTAL PREFERRED STOCK (COST $2,200,000) ..........................                   1,186,400
                                                                                   -----------

                                                                      PRINCIPAL
                                                                        AMOUNT
                                                                     -----------
CORPORATE NOTES/BONDS - 49.5%
BASIC INDUSTRY - 4.0%
Blount, Inc.
   8.875%, 08/01/12 ..............................................   $   750,000       759,375
H&E Equipment Services, Inc.
   8.375%, 07/15/16 ..............................................     1,175,000     1,016,375
PE Paper Escrow +
   12.000%, 08/01/14 .............................................       250,000       256,720
Trimas Corporation
   9.875%, 06/15/12 ..............................................       772,000       696,730
                                                                                   -----------
                                                                                     2,729,200
                                                                                   -----------

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL       MARKET
                                                                        AMOUNT        VALUE
                                                                     -----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
BUILDING MATERIALS - 1.0%
Gibraltar Industries, Inc.
   8.000%, 12/01/15 ..............................................   $   840,000   $   711,900
                                                                                   -----------
CABLE TELEVISION - 3.4%
CSC Holdings, Inc.
   7.875%, 02/15/18 ..............................................       750,000       731,250
Echostar DBS Corporation
   6.625%, 10/01/14 ..............................................       500,000       476,250
Mediacom Broadband LLC
   8.500%, 10/15/15 ..............................................       750,000       736,875
Virgin Media Finance PLC
   9.500%, 08/15/16 ..............................................       350,000       361,375
                                                                                   -----------
                                                                                     2,305,750
                                                                                   -----------
CAPITAL GOODS - 0.5%
Southern Star Central Corporation
   6.750%, 03/01/16 ..............................................       350,000       329,000
                                                                                   -----------
ENERGY - 7.0%
Cie Generale de Geophysique
   7.750%, 05/15/17 ..............................................       500,000       475,000
Cimarex Energy Company
   7.125%, 05/01/17 ..............................................       650,000       604,500
Complete Production Services, Inc.
   8.000%, 12/15/16 ..............................................       780,000       672,750
Copano Energy LLC
   8.125%, 03/01/16 ..............................................       935,000       899,937
Linn Energy LLC
   9.875%, 07/01/18 ..............................................       185,000       179,450
Newfield Exploration Company
   6.625%, 04/15/16 ..............................................       750,000       720,000
Plains Exploration & Production Company
   7.625%, 06/01/18 ..............................................       500,000       475,000

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL       MARKET
                                                                        AMOUNT        VALUE
                                                                     -----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
ENERGY (CONTINUED)
Range Resources Corporation
   7.500%, 05/15/16 ..............................................   $   750,000   $   746,250
                                                                                   -----------
                                                                                     4,772,887
                                                                                   -----------
GAMING - 2.2%
MTR Gaming Group, Inc.
   9.000%, 06/01/12 ..............................................       700,000       518,000
Seneca Gaming Corporation
   7.250%, 05/01/12 ..............................................     1,000,000       945,000
                                                                                   -----------
                                                                                     1,463,000
                                                                                   -----------
HEALTHCARE - 3.1%
Bio-Rad Laboratories, Inc.
   7.500%, 08/15/13 ..............................................     1,000,000     1,005,000
HCA Inc.
   9.125%, 11/15/14 ..............................................       500,000       506,250
Omnicare, Inc.
   6.875%, 12/15/15 ..............................................       650,000       611,000
                                                                                   -----------
                                                                                     2,122,250
                                                                                   -----------
HEATHCARE - 0.7%
DaVita, Inc.
   6.625%, 03/15/13 ..............................................       500,000       487,500
                                                                                   -----------
INDUSTRIAL - 1.9%
Anixter, Inc.
   10.000%, 03/15/14 .............................................     1,000,000     1,037,500
United Rentals North America, Inc +
   10.875%, 06/15/16 .............................................       270,000       276,750
                                                                                   -----------
                                                                                     1,314,250
                                                                                   -----------
METALS & MINING - 3.8%
Arch Western Finance LLC
   6.750%, 07/01/13 ..............................................       500,000       480,000
Freeport-McMoRan Copper & Gold Inc.
   8.375%, 04/01/17 ..............................................     1,000,000     1,043,958

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL       MARKET
                                                                        AMOUNT        VALUE
                                                                     -----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
METALS & MINING (CONTINUED)
Steel Dynamics, Inc.
   7.375%, 11/01/12 ..............................................   $   750,000   $   740,625
Teck Resources Limited
   9.750%, 05/15/14 ..............................................       300,000       325,500
                                                                                   -----------
                                                                                     2,590,083
                                                                                   -----------
PAPER & FOREST PRODUCTS - 2.8%
P H Glatfelter
   7.125%, 05/01/16 ..............................................     1,190,000     1,124,550
U.S. Corrugated (C)
   10.000%, 06/01/13 .............................................     1,000,000       750,000
                                                                                   -----------
                                                                                     1,874,550
                                                                                   -----------
RACETRACKS - 0.5%
Yonkers Racing Corporation +
   11.375%, 07/15/16 .............................................       330,000       337,425
                                                                                   -----------
REAL ESTATE - 0.3%
Host Hotels & Resorts LP
   7.000%, 08/15/12 ..............................................       200,000       198,000
                                                                                   -----------
REAL ESTATE MANAGEMENT - 1.7%
Corrections Corp of America
   7.750%, 06/01/17 ..............................................       300,000       297,750
Geo Group, Inc.
   8.250%, 07/15/13 ..............................................       840,000       840,000
                                                                                   -----------
                                                                                     1,137,750
                                                                                   -----------
RETAIL - 3.0%
Autonation, Inc.
   7.000%, 04/15/14 ..............................................       250,000       248,750
Brown Shoe Company, Inc.
   8.750%, 05/01/12 ..............................................       700,000       680,750
Couche-Tard US LP
   7.500%, 12/15/13 ..............................................       500,000       502,500

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL       MARKET
                                                                        AMOUNT        VALUE
                                                                     -----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
RETAIL (CONTINUED)
Sonic Automotive, Inc., Series B
   8.625%, 08/15/13 ..............................................   $   750,000   $   637,500
                                                                                   -----------
                                                                                     2,069,500
                                                                                   -----------
RETAIL-PROPANE DISTRIBUTION - 0.2%
Suburban Propane Partners LP
   6.875%, 12/15/13 ..............................................       190,000       185,250
                                                                                   -----------
ROAD & RAIL - 1.1%
RailAmerica, Inc +
   9.250%, 07/01/17 ..............................................       750,000       779,063
                                                                                   -----------
SERVICES - 2.2%
ARAMARK Corporation
   8.500%, 02/01/15 ..............................................       500,000       487,500
KAR Holdings, Inc.
   8.750%, 05/01/14 ..............................................       770,000       729,575
Mobile Mini, Inc.
   9.750%, 08/01/14 ..............................................       250,000       251,250
                                                                                   -----------
                                                                                     1,468,325
                                                                                   -----------
TELECOMMUNICATIONS - 2.9%
Cincinnati Bell, Inc.
   8.375%, 01/15/14 ..............................................       750,000       731,250
Frontier Communications Corporation
   8.250%, 05/01/14 ..............................................       150,000       149,625
Hughes Network Systems LLC
   9.500%, 04/15/14 ..............................................       855,000       872,100
L-3 Communications Corporation
   6.125%, 07/15/13 ..............................................       250,000       243,750
                                                                                   -----------
                                                                                     1,996,725
                                                                                   -----------
TRANSPORTATION - 1.3%
Stena AB
   7.500%, 11/01/13 ..............................................       950,000       859,750
                                                                                   -----------

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL       MARKET
                                                                        AMOUNT        VALUE
                                                                     -----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
UTILITIES - 5.9%
AES Corporation +
   9.750%, 04/15/16 ..............................................   $   500,000   $   522,500
Amerigas Partners LP
   7.250%, 05/20/15 ..............................................       750,000       727,500
Edison Mission Energy
   7.000%, 05/15/17 ..............................................       650,000       499,687
Elwood Energy LLC
   8.159%, 07/05/26 ..............................................       872,794       768,115
Ferrellgas Partners LP +
   6.750%, 05/01/14 ..............................................       300,000       276,750
Ipalco Enterprises, Inc. +
   7.250%, 04/01/16 ..............................................       500,000       487,500
Sierra Pacific Resources
   8.625%, 03/15/14 ..............................................       750,000       766,875
                                                                                   -----------
                                                                                     4,048,927
TOTAL CORPORATE NOTES/BONDS (COST $35,118,745) ...................                  33,781,085
                                                                                   -----------
TOTAL INVESTMENTS - 113.5% (COST $80,453,559) ** .................                  77,471,602
                                                                                   -----------

COVERED CALL OPTIONS WRITTEN - (0.6) %

                                                                       WRITTEN
                                                                      CONTRACTS
                                                                     -----------
3M Company, Expires: 09/19/09, Strike Price: $75 .................          (200)       (7,600)
ACE Limited, Expires: 09/19/09, Strike Price: $55 ................          (300)      (12,000)
AT&T, Inc, Expires: 09/19/09, Strike Price: $27 ..................          (600)       (9,000)
Darden Restaurants, Inc., Expires: 09/19/09, Strike Price: $35 ...          (200)       (5,600)
Emerson Electric Company, Expires: 09/19/09, Strike Price: $36 ...          (100)      (15,000)
Hatteras Financial Corporation, Expires: 11/21/09, Strike
   Price: $30 ....................................................          (300)      (28,500)
Honeywell International, Inc., Expires: 09/19/09, Strike
   Price: $36 ....................................................          (150)      (18,450)
JCPenney Company, Inc., Expires: 09/19/09, Strike
   Price: $33 ....................................................          (300)       (7,500)

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                       WRITTEN        MARKET
                                                                      CONTRACTS       VALUE
                                                                     -----------   -----------
COVERED CALL OPTIONS WRITTEN (CONTINUED)
JPMorgan Chase & Company, Expires: 09/19/09, Strike Price: $44 ...          (600)  $   (65,400)
Limited Brands, Inc., Expires: 09/19/09, Strike Price: $15 .......          (700)      (38,500)
Lincoln National Corporation, Expires: 09/19/09, Strike
   Price: $28 ....................................................          (267)       (8,010)
Merck & Company, Inc., Expires: 09/19/09, Strike Price: $32.50 ...          (200)       (6,000)
MetLife, Inc., Expires: 09/19/09, Strike Price: $39 ..............          (300)      (30,000)
MetLife, Inc., Expires: 09/19/09, Strike Price: $40 ..............          (300)      (19,800)
Pfizer, Inc., Expires: 09/19/09, Strike Price: $17 ...............        (1,000)      (22,000)
SPDR KBW Bank ETF, Expires: 09/19/09, Strike Price: $23 ..........          (650)      (68,250)
Target Corporation, Expires: 09/19/09, Strike Price: $48 .........          (200)      (15,200)
Target Corporation, Expires: 09/19/09, Strike Price: $47 .........           (80)       (9,680)
Union Pacific Corporation, Expires: 09/19/09, Strike Price: $65 ..          (100)       (1,500)
Wells Fargo & Company, Expires: 09/19/09, Strike Price: $29 ......          (200)       (8,000)
                                                                                   -----------
TOTAL COVERED CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED $463,401) ..................................                    (395,990)
                                                                                   -----------
OTHER LIABILITIES IN EXCESS OF ASSETS - (12.9)% ..................                  (8,843,764)
                                                                                   -----------
NET ASSETS - 100.0% ..............................................                 $68,231,848
                                                                                   -----------

*    NON-INCOME PRODUCING SECURITY.

+ SECURITIES ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. AT AUGUST 31, 2009, THESE SECURITIES AMOUNTED TO $4,132,958 OR 6.1% OF NET ASSETS.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT AUGUST 31, 2009, THESE SECURITIES AMOUNTED TO $3,462,000 OR 5.1% OF NET ASSETS.

(B) SECURITIES ARE CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF AUGUST 31, 2009 WAS $1,196,250 OR 1.7% OF NET ASSETS.

(C) SECURITIES FAIR VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES. AT AUGUST 31, 2009, THESE SECURITIES AMOUNTED TO $1,946,250 OR 2.9% OF NET ASSETS.

ETF  EXCHANGE TRADED FUND
LLC  LIMITED LIABILITY COMPANY
LP   LIMITED PARTNERSHIP
MFA  MORTGAGE FINANCE AUTHORITY
PLC  PUBLIC LIMITED COMPANY
SPDR STANDARD & POOR'S DEPOSITORY RECEIPTS

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

** AT AUGUST 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $80,453,559, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,531,965 AND $(9,513,922), RESPECTIVELY.

AS OF AUGUST 31, 2009, $10,000,000 OF COMMERCIAL PAPER WAS OUTSTANDING WITH AN AMORTIZED COST OF $9,951,111. THE AVERAGE DISCOUNT RATE OF COMMERCIAL PAPER OUTSTANDING AT AUGUST 31, 2009, WAS 3.25%. THE AVERAGE DAILY BALANCE OF COMMERCIAL PAPER OUTSTANDING FOR THE QUARTER ENDED AUGUST 31, 2009 WAS $9,959,806 AT A WEIGHTED AVERAGE DISCOUNT RATE OF 3.36%. THE MAXIMUM FACE AMOUNT OF COMMERCIAL PAPER OUTSTANDING AT ANYTIME DURING THE QUARTER ENDED AUGUST 31, 2009, WAS $10,000,000. IN CONJUNCTION WITH THE ISSUANCE OF THE COMMERCIAL PAPER, THE FUND HAS ENTERED ONTO A LINE OF CREDIT ARRANGEMENT WITH A BANK FOR $15,000,000. INTEREST ON BORROWING IS BASED ON MARKET RATES IN EFFECT AT THE TIME OF BORROWING. THE COMMITMENT FEE IS COMPUTED AT THE RATE OF 0.10% PER ANNUM ON THE UNUSED BALANCE. THERE WERE NO BORROWINGS UNDER THIS ARRANGEMENT DURING THE QUARTER ENDED AUGUST 31, 2009.

THE FOLLOWING TABLE SETS FORTH INFORMATION ABOUT THE LEVEL WITHIN THE FAIR VALUE HIERARCHY AT WHICH THE FUND'S INVESTMENTS ARE MEASURED AT AUGUST 31, 2009:

                                    LEVEL 1       LEVEL 2       LEVEL 3       TOTAL
                                  -----------   -----------   ----------   -----------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $40,524,817   $        --   $  449,850   $40,974,667
   CORPORATE NOTES/BONDS                   --    33,284,585      750,000    34,034,585
   EXCHANGE TRADED FUND             1,529,450            --           --     1,529,450
   PREFERRED STOCK                    440,000            --      746,400     1,186,400
                                  -----------   -----------   ----------   -----------
TOTAL INVESTMENTS IN SECURITIES   $42,494,267   $33,284,585   $1,946,250   $77,725,102
                                  ===========   ===========   ==========   ===========

                                    LEVEL 1       LEVEL 2       LEVEL 3       TOTAL
                                  -----------   -----------   ----------   -----------
LIABILITIES
   WRITTEN COVERED CALL
   OPTIONS                         $(395,990)       $--           $--       $(395,990)
                                   ---------        ---           ---       ---------
TOTAL LIABILITIES                  $(395,990)       $--           $--       $(395,990)
                                   =========        ===           ===       =========

THE FOLLOWING IS A RECONCILIATION OF THE INVESTMENTS IN WHICH SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) WERE USED IN DETERMINING VALUE:

                                                      INVESTMENTS IN
                                                        SECURITIES
                                                      --------------
BEGINNING BALANCE AS OF SEPTEMBER 1, 2008             $  5,791,150
   ACCRUED DISCOUNTS/PREMIUMS                                   --
   REALIZED GAIN/(LOSS)                                (16,324,034)
   CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)     12,522,743
   NET PURCHASES/SALES                                          --
   NET TRANSFER IN AND/OR OUT OF LEVEL 3                   (43,609)
                                                      ------------
ENDING BALANCE AS OF AUGUST 31, 2009                  $  1,946,250
                                                      ============

THE INPUTS OR METHODOLOGY USED FOR VALUING SECURITIES ARE NOT NECESSARILY AN INDICATION OF THE RISKS ASSOCIATED WITH INVESTING IN THOSE SECURITIES.

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date October 27, 2009


By (Signature and Title)*               /s/ G. Gregory Hagar
                                        ----------------------------------------
                                        G. Gregory Hagar, Vice President and CFO
                                        (Principal Financial Officer)

Date October 27, 2009

* Print the name and title of each signing officer under his or her signature.